SHARE CAPITAL - Disclosure of changes in reserve for share-based payments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	$ 7,639,768	$ 6,399,479	$ 3,415,790
Share-based-payments	1,097,850	1,742,511	1,863,085
Balance at the end of year	8,084,304	7,639,768	6,399,479
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	5,902,436	5,470,552	4,767,433
Share-based payments - replacement options	31,888	0	0
Share-based-payments	253,544	431,884	932,333
Options exercised	0	0	(229,214)
Balance at the end of year	6,187,868	5,902,436	5,470,552
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	898,463	528,810	35,020
Share-based-payments	540,002	871,875	837,858
RSUs vested	(685,202)	(502,222)	(344,068)
Balance at the end of year	753,263	898,463	528,810
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of year	838,869	400,117	307,223
Share-based-payments	304,304	438,752	92,894
Balance at the end of year	$ 1,143,173	$ 838,869	$ 400,117